Accrued expenses	12 Months Ended
Dec. 31, 2023
Accrued expenses
Accrued expenses

16) Accrued expenses

The following table presents accrued expenses as of December 31, 2023 and December 31, 2022:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2023	2022
Operating expenses	$3,025	$1,125
Interest expenses	5,032	4,805
Other expenses	6,718	4,721
Total accrued expenses	$14,775	$10,651